Schedule V - Valuation Allowances and Qualifying Accounts (Detail) - Allowance for estimated losses on mortgage loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of period	$ 0	$ 0	$ 0
Additions charged to costs and expenses	0	0	0
Other additions	0	0	0
Deductions	0	0	0
Balance as of end of period	$ 0	$ 0	$ 0